Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	OCM MUTUAL FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000745338
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2015
Prospectus Date	rr_ProspectusDate	Mar. 30, 2015
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCMGX
OCM MUTUAL FUND (Prospectus Summary) | OCM MUTUAL FUND | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OCMAX